UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment  (Check only one):             [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:     NM Capital Management, Inc.

Address:  6501 Americas Parkway, Suite 950

          Albuquerque, NM 87110



13F File Number:  801-14571

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   Beverly A. Jones

Title:  Vice President-Administration

Phone:  (505)888-9500

Signature, Place, and Date of Signing:

/s/ Beverly A. Jones               Albuquerque, NM               April 21, 1999
--------------------------------------------------------------------------------
Signature                              Place                          Date

Report Type  (Check only One):                   [ X ]  13F HOLDINGS REPORT
                                                 [   ]  13F NOTICE
                                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager: None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:  None

Form 13F information table entry total:

Form 13F information table value total:



List of other included managers:

  ----------------------------- ------------------------------------------------
  No. 13F File number                                Name
  ----------------------------- ------------------------------------------------


Item 1                       Item 2       Item 3   Item 4        Item 5     Item 6             Item 7           Item 8
                             Title of     Cusip    Fair          Shrs/Prin  Inv Discretion               Voting Authority (Shrs)
Name of Issuer               Class        Number   Market Value  Amount     Sole  Shrd  Othr    Mgr       A-Sole   B-Shrd   C-None

 ACX TECHNOLOGIES INC         COM         5123104   3,116,062     237414      X                 01        140,210     0      97,204
 ALEXANDER & BALDWIN          COM        14482103   8,427,082     429405      X                 01        159,230     0     270,175
 ANTEC CORP                   COM       03664P105  13,539,389     629739      X                 01        279,103     0     350,636
 ARCHER DANIELS MIDLAND       COM        39483102  16,256,018    1106791      X                 01        464,163     0     642,628
 ASTORIA FINANCIAL CORP       COM        46265104  12,603,500     252070      X                 01         94,250     0     157,820
 BOB EVANS FARMS              COM        96761101   3,400,000     170000      X                 01              0     0     170,000
 BROWN GROUP INC              COM       115657108   6,563,541     497708      X                 01        178,995     0     318,713
 BURLINGTON INDUSTRIES  INC   COM       121693105   9,728,474    1468446      X                 01        581,617     0     886,829
 CANADIAN NATIONAL RAILWAY    COM       136375102  13,976,638     251265      X                 01         94,820     0     156,445
 CHIQUITA BRANDS INTL         COM       170032106   8,986,769     882133      X                 01        470,890     0     411,243
 CIRCUS CIRCUS                COM       172909103  20,174,491    1148724      X                 01        460,280     0     688,444
 CNA FINANCIAL CORP           COM       126117100   8,370,681     215669      X                 01         85,280     0     130,389
 CONSOLIDATED STORES CORP     COM       210149100  25,609,089     844835      X                 01        313,950     0     530,885
 COTT CORPORATION             COM       22163N106   3,429,171    1406819      X                 01        787,200     0     619,619
 CROWN CORK AND SEAL COMPAN   COM       228255105   8,144,893     285160      X                 01        152,720     0     132,440
 DOLE FOOD CO INC             COM       256605106   5,717,100     190570      X                 01         20,790     0     169,780
 EQUITABLE RESOURCES          COM       294549100  14,031,801     538390      X                 01        202,370     0     336,020
 FRUIT OF THE LOOM INC CL A   COM       G3682L105   7,869,828     732074      X                 01        321,930     0     410,144
 GIBSON GREETINGS INC         COM       374827103   2,673,522     365608      X                 01        180,135     0     185,473
 GREAT ATLANTIC & PAC TEA C   COM       390064103   9,168,420     305614      X                 01        145,785     0     159,829
 HANSON PLC SPONSORED ADR     COM       411352404  12,783,628     290537      X                 01        120,783     0     169,754
 HOMESTAKE MINING             COM       437614100  10,426,359    1208851      X                 01        477,993     0     730,858
 IBP INC                      COM       449223106  10,479,452     562654      X                 01        308,260     0     254,394
 INCO LTD                     COM       453258402  17,108,372    1285133      X                 01        532,270     0     752,863
 JOSTENS INC                  COM       481088102  10,879,786     511988      X                 01        275,570     0     236,418
 LEUCADIA NATL CORP           COM       527288104   3,813,618     126070      X                 01            400     0     125,670
 LOEWS CORP                   COM       540424108   7,349,770      98489      X                 01         42,025     0      56,464
 MOORE CORP LTD               COM       615785102  10,123,310    1025144      X                 01        402,546     0     622,598
 NCR CORPORATION              COM       6.29E+112  23,467,700     469354      X                 01        176,779     0     292,575
 OVERSEAS SHIPHOLDING GROUP   COM       690368105   8,391,407     721840      X                 01        201,249     0     520,591
 PH GLATFELTER CO             COM       377316104   8,968,740     801674      X                 01        208,467     0     593,207
 RJR NABISCO HOLDINGS CORP    COM       74960K876  16,950,625     678025      X                 01        288,187     0     389,838
 RUDDICK CORP                 COM       781258108   1,673,490      85820      X                 01         45,740     0      40,080
 SENSORMATIC ELECTRONICS CO   COM       817265101  12,880,243    1355815      X                 01        569,590     0     786,225
 STOLT NIELSEN S A            COM       L88742108   4,028,844     372609      X                 01        163,075     0     209,534
 STOLT NIELSEN S A SPON ADR   COM       861565109   2,918,187     239441      X                 01         94,990     0     144,451
 TECUMSEH PRODUCTS CO CL A    COM       878895200  13,064,018     256471      X                 01         92,010     0     164,461
 TUPPERWARE CORPORATION       COM       899896104  11,601,684     644538      X                 01        253,320     0     391,218
 UNION PAC CORP               COM       907818108     236,194       4420      X                 01          3,690     0         730
 UNITED ASSET MANAGEMENT      COM       909420101   8,836,660     390570      X                 01        164,217     0     226,353
 USEC INC                     COM       9.03E+112  11,652,870     855255      X                 01        320,180     0     535,075
 WASHINGTON FEDERAL INC       COM       938824109  11,650,527     554787      X                 01        227,621     0     327,166
 WEATHERFORD INTERNATIONAL    COM       947074100  17,360,339     664510      X                 01        238,790     0     425,720
 WELLMAN INC                  COM       949702104   7,031,684     792301      X                 01        374,957     0     417,344